Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
As of December 31, 2025 and 2024, the Plan held shares of common stock of Colgate-Palmolive Company, the Plan Sponsor. Certain investments within the Employee Benefit Temporary Investment FD Fund are shares of funds managed by the Bank of New York Mellon, the trustee of the Plan (except Funds D and E) and the Master Trust. Certain cash reserve funds are shares of funds managed by the Bank of New York Mellon’s affiliate, Dreyfus. As of December 31, 2025, the Plan had $5,008 and $10,346 invested in the Employee Benefit Temporary Investment FD Fund and Dreyfus
Government Cash Management Fund, respectively. As of December 31, 2024, the Plan had $5,656 and $1,980 invested in the Employee Benefit Temporary Investment FD Fund and Dreyfus Treasury Prime Fund, respectively. State Street Global Advisors is the trustee of Funds D and E (the “ESOP Shares Trust”). Administrative fees incurred to Bank of New York Mellon and State Street for the twelve months ended December 31, 2025 were $297 and $27, respectively. As of December 31, 2025, the Plan had investments in State Street Funds. These transactions qualify as party-in-interest transactions that are allowable under ERISA.